Refund Liabilities - Summary of Change in Refund Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities [Abstract]
Balance, beginning of year	$ 3,882	$ 2,105
Additions	19,196	9,825
Actual sales return and discount	(16,607)	(8,048)
Balance, end of year	$ 6,471	$ 3,882